                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10359

Morgan Stanley Mid-Cap Value Fund
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                         10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2005

Date of reporting period: August 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY MID-CAP VALUE FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended August 31, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED AUGUST 31, 2005

                                      RUSSELL       LIPPER      LIPPER
                                    MIDCAP(R)      MID-CAP     MID-CAP
                                        VALUE  VALUE FUNDS  CORE FUNDS
CLASS A  CLASS B  CLASS C  CLASS D   INDEX(1)     INDEX(2)    INDEX(3)
  23.55%   22.58%   22.66%   23.87%     28.06%       22.85%      22.62%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

During the 12-month period, mid-cap value stocks generated strong gains relative to other areas of the stock market. The Russell Midcap Value Index returned 28 percent for the period, outperforming both large- and small-cap value stocks, as well as growth-style stocks.

Although many companies across the board demonstrated sustained earnings growth and healthier profits and consumers continued to defy expectations with robust spending habits, the climate was unsettled and changing. As the reporting period began, investors were concerned about the pace of economic growth, oil prices, and the prospect of future interest rate increases. An uncertain geopolitical landscape and the looming presidential election added to investor anxiety. The climate improved during the final months of 2004. The presidential election passed without major incident, and investors refocused on moderate economic growth, and improving corporate profits. Growing optimism led to a brisk rally in November and December.

Investor sentiment deteriorated in the opening months of 2005, as the rally gave way to profit taking. Crude oil surged, contributing to renewed inflation fears. As the Federal Open Market Committee ("the Fed") continued to raise the federal funds target rate and leading auto manufacturers stumbled, the pace of economic growth seemed more questionable. Nonetheless, the market regained its momentum during the late spring and early summer, helped by favorable economic data, consumer confidence, corporate earnings and tempered inflationary concerns. However, the final weeks of the period saw another retreat. An additional Fed tightening and rising fuel costs renewed concerns about future corporate profitability and consumer spending. Uncertainty reached heightened levels during the final days of the period, as Hurricane Katrina caused immeasurable devastation to the Gulf Coast region.

PERFORMANCE ANALYSIS

Morgan Stanley Mid-Cap Value Fund underperformed the Russell Midcap(R) Value Index for the 12 months ended August 31, 2005. For the same period, Class A and Class D shares outperformed the Lipper Mid-Cap Value Funds Index, while Class B and Class C shares underperformed the Lipper Mid-Cap Value Funds Index. In addition, Class A, Class C, and Class D shares outperformed the Lipper Mid-Cap Core Funds Index, while Class B shares underperformed this Lipper Index for this period. (References to these Fund returns assume no deduction of applicable sales charges).

On an absolute basis, energy holdings added the most to the Fund's overall return. Refining companies led the group, driven by the wider profit margins gained from the high price of crude oil. These companies' budgets were structured based on oil prices estimated in the $25 to $30 per barrel range. As crude climbed considerably higher, the refiners were able to capture significantly higher than expected operating margins. Consumer discretionary stocks, including retailers and media stocks, benefited from favorable consumer trends. Given the strong housing market and low absolute interest rate environment of the past few years, homeowners have been tapping the equity in their homes to fund additional spending.

Stock selection in the financials sector also served the Fund well. Our investment process steered the Fund away from stocks with increased interest rate exposure, such as banks (as the difference between long-term and short-term rates narrows, as occurred during the period, banks' profit margins shrink). Instead, the Fund favored insurance stocks and brokerage stocks.

The Fund underperformed the Russell Index during the period primarily due to stock selection within the healthcare and technology sectors. Although healthcare was a positive contributor to returns on an absolute basis, the Fund favored pharmaceutical stocks over healthcare services. Within the benchmark index, services outperformed pharmaceuticals, which detracted from the Fund's relative performance. The Fund also owned hardware and equipment stocks and software and services stocks that lagged those included in the index. Technology stocks were also the Fund's most significant detractor, on an absolute basis.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Watson Pharmaceuticals, Inc.                 3.5%
Scholastic Corp.                             3.3
Applera Corp. -- Applied Biosystems Group    3.2
Southwest Airlines Co.                       3.2
PMI Group, Inc.                              2.9
Tyson Foods, Inc. (Class A)                  2.8
Valassis Communications, Inc.                2.7
Sovereign Bancorp, Inc.                      2.7
Manpower, Inc.                               2.7
Conseco Inc.                                 2.6

TOP FIVE INDUSTRIES

Pharmaceuticals: Generic Drugs               5.3%
Medical Specialties                          5.1
Investment Banks/Brokers                     4.9
Savings Banks                                4.6
Electric Utilities                           4.5

DATA AS OF AUGUST 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCK AND OTHER EQUITY SECURITIES, INCLUDING DEPOSITARY RECEIPTS AND SECURITIES CONVERTIBLE INTO COMMON STOCK, OF COMPANIES TRADED ON A U.S. SECURITIES EXCHANGE WITH MARKET CAPITALIZATIONS THAT FALL WITHIN THE RANGE OF COMPANIES INCLUDED IN THE RUSSELL MIDCAP VALUE INDEX. AS OF SEPTEMBER 30, 2004, THESE MARKET CAPITALIZATIONS RANGE BETWEEN $525 MILLION AND $15.24 BILLION. IN PURSUING ITS INVESTMENT OBJECTIVE, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS ATTRACTIVELY VALUED COMPANIES EXPERIENCING A CHANGE THAT THE INVESTMENT ADVISER BELIEVES COULD HAVE A POSITIVE IMPACT ON A COMPANY'S OUTLOOK, SUCH AS A CHANGE IN MANAGEMENT, INDUSTRY DYNAMICS OR OPERATIONAL EFFICIENCY. IN DETERMINING WHETHER SECURITIES SHOULD BE SOLD, THE INVESTMENT ADVISER CONSIDERS A NUMBER OF FACTORS, INCLUDING APPRECIATION TO FAIR VALUE, FUNDAMENTAL CHANGE IN THE COMPANY OR CHANGES IN ECONOMIC OR MARKET TRENDS. THE INVESTMENT ADVISER MAY PURCHASE STOCKS THAT TYPICALLY DO NOT PAY DIVIDENDS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND

ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT

                                                                                                LIPPER MID-CAP   LIPPER MID-CAP
                                    CLASS A~    CLASS B~    CLASS C~    CLASS D~   RUSSELL(1)      VALUE(2)          CORE(3)
                                   ---------   ---------   ---------   ---------   ----------   --------------   --------------
October 29, 2001                   $   9,475   $  10,000   $  10,000   $  10,000   $   10,000   $       10,000   $       10,000
November 30, 2001                  $  10,006   $  10,560   $  10,560   $  10,570   $   10,568   $       10,614   $       10,631
February 28, 2002                  $   9,829   $  10,343   $  10,343   $  10,378   $   11,298   $       11,095   $       10,794
May 31, 2002                       $   9,592   $  10,073   $  10,072   $  10,137   $   11,850   $       11,588   $       11,102
August 31, 2002                    $   7,770   $   8,153   $   8,152   $   8,224   $   10,331   $        9,740   $        9,361
November 30, 2002                  $   8,017   $   8,393   $   8,392   $   8,485   $   10,187   $        9,930   $        9,631
February 28, 2003                  $   7,125   $   7,442   $   7,442   $   7,543   $    9,509   $        9,037   $        8,810
May 31, 2003                       $   8,577   $   8,943   $   8,942   $   9,086   $   11,171   $       10,648   $       10,296
August 31, 2003                    $   9,592   $   9,983   $   9,982   $  10,167   $   12,010   $       11,653   $       11,279
November 30, 2003                  $  10,038   $  10,423   $  10,423   $  10,638   $   13,162   $       12,660   $       12,229
February 29, 2004                  $  10,987   $  11,394   $  11,393   $  11,660   $   14,441   $       13,935   $       13,124
May 31, 2004                       $  10,607   $  10,983   $  10,983   $  11,259   $   14,208   $       13,722   $       12,879
August 31, 2004                    $  10,503   $  10,853   $  10,863   $  11,159   $   14,547   $       13,628   $       12,510
November 30, 2004                  $  11,651   $  12,014   $  12,023   $  12,391   $   16,351   $       15,220   $       13,944
February 28, 2005                  $  12,237   $  12,589   $  12,598   $  13,021   $   17,169   $       15,849   $       14,446
May 31, 2005                       $  12,039   $  12,358   $  12,378   $  12,812   $   17,354   $       15,729   $       14,407
August 31, 2005                    $  12,976   $  13,104   $  13,325   $  13,823   $   18,629   $       16,742   $       15,339

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED AUGUST 31, 2005

                            CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+      CLASS D SHARES++
                            (SINCE 10/29/01)     (SINCE 10/29/01)     (SINCE 10/29/01)     (SINCE 10/29/01)
  SYMBOL                              MDFAX                MDFBX                MDFCX                MDFDX
  1 YEAR                               23.55%(4)            22.58%(4)            22.66%(4)            23.87%(4)
                                       17.06(5)             17.58(5)             21.66(5)                --
  SINCE INCEPTION                       8.54(4)              7.72(4)              7.76(4)              8.80(4)
                                        7.02(5)              7.30(5)              7.76(5)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE RUSSELL MIDCAP(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP(R) INDEX COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS OF THE RUSSELL 1000(R) VALUE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MID-CAP VALUE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MID-CAP VALUE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX. THE FUND IS IN THE LIPPER MID-CAP VALUE FUNDS CLASSIFICATION AS OF 8/31/2005.

(3) THE LIPPER MID-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MID-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

~    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON AUGUST 31, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/05 - 08/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                 BEGINNING          ENDING        EXPENSES PAID
                                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD *
                                                               -------------    -------------    ---------------
                                                                                                    03/01/05 -
                                                                  03/01/05         08/31/05          08/31/05
                                                               -------------    -------------    ---------------
CLASS A
Actual (6.04% return)                                          $    1,000.00    $    1,060.40    $          7.32
Hypothetical (5% annual return before expenses)                $    1,000.00    $    1,018.10    $          7.17

CLASS B
Actual (5.68% return)                                          $    1,000.00    $    1,056.80    $         11.25
Hypothetical (5% annual return before expenses)                $    1,000.00    $    1,014.27    $         11.02

CLASS C
Actual (5.76% return)                                          $    1,000.00    $    1,057.60    $         10.06
Hypothetical (5% annual return before expenses)                $    1,000.00    $    1,015.43    $          9.86

CLASS D
Actual (6.16% return)                                          $    1,000.00    $    1,061.60    $          6.08
Hypothetical (5% annual return before expenses)                $    1,000.00    $    1,019.31    $          5.96

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.41%, 2.17%, 1.94% AND 1.17% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for the one-year and three-year periods ended November 30, 2004 and for the period from October 31, 2001 to November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for the three-year period and the period since October 31, 2001 but better for the one-year period. The Board considered that performance had improved in the last year from the two prior periods and discussed with the Adviser the reasons for the improved performance. The Board concluded that the Fund's performance was improving and was now competitive with that of its performance peer group.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with those of its expense peer group.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY MID-CAP VALUE FUND
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2005

NUMBER OF
 SHARES                                                                VALUE
---------------------------------------------------------------------------------
             Common Stocks (94.8%)
             ADVERTISING/MARKETING
             SERVICES (2.7%)
 231,400     Valassis Communications, Inc.*                       $     9,124,102
                                                                  ---------------
             AEROSPACE & DEFENSE (2.2%)
 158,426     Goodrich Corp.                                             7,259,079
                                                                  ---------------
             AIRLINES (3.2%)
 811,220     Southwest Airlines Co.                                    10,805,450
                                                                  ---------------
             BIOTECHNOLOGY (2.0%)
 185,550     Chiron Corp.*                                              6,761,442
                                                                  ---------------
             BUILDING PRODUCTS (1.6%)
  95,430     York International Corp.                                   5,475,773
                                                                  ---------------
             CONTAINERS/PACKAGING (2.1%)
 138,210     Sealed Air Corp.*                                          7,014,158
                                                                  ---------------
             DATA PROCESSING
             SERVICES (1.9%)
 421,296     BISYS Group, Inc. (The)*                                   6,289,949
                                                                  ---------------
             DISCOUNT STORES (2.2%)
 382,550     Dollar General Corp.                                       7,291,403
                                                                  ---------------
             ELECTRIC UTILITIES (4.5%)
 147,010     Constellation Energy Group, Inc.                           8,636,837
 161,990     Wisconsin Energy Corp.                                     6,345,148
                                                                  ---------------
                                                                       14,981,985
                                                                  ---------------
             ELECTRICAL PRODUCTS (1.3%)
  93,490     Hubbell, Inc. (Class B)                                    4,225,748
                                                                  ---------------
             ELECTRONIC DISTRIBUTORS (1.9%)
 170,680     Tech Data Corp.*                                           6,248,595
                                                                  ---------------
             ENGINEERING & CONSTRUCTION (2.1%)
 113,840     Fluor Corp.                                                7,047,834
                                                                  ---------------
             FINANCIAL CONGLOMERATES (2.6%)
 417,090     Conseco Inc.*                                              8,708,839
                                                                  ---------------
             FOOD: MEAT/FISH/DAIRY (2.8%)
 524,160     Tyson Foods, Inc. (Class A)                                9,319,565
                                                                  ---------------
             HOME FURNISHINGS (1.9%)
 275,150     Newell Rubbermaid, Inc.                              $     6,446,764
                                                                  ---------------
             HOUSEHOLD/PERSONAL CARE (2.4%)
 225,650     International Flavors & Fragrances, Inc.                   8,145,965
                                                                  ---------------
             INTEGRATED OIL (2.0%)
  53,710     Amerada Hess Corp.                                         6,826,541
                                                                  ---------------
             INVESTMENT BANKS/BROKERS (4.9%)
 140,480     Edwards (A.G.), Inc.                                       6,351,101
 320,390     Lazard Ltd. (Bermuda)                                      8,144,314
 145,830     Schwab (Charles) Corp. (The)                               1,973,080
                                                                  ---------------
                                                                       16,468,495
                                                                  ---------------
             INVESTMENT TRUSTS/MUTUAL FUNDS (1.0%)
  77,200     streetTRACKS Gold Trust*                                   3,348,936
                                                                  ---------------
             MEDICAL SPECIALTIES (5.1%)
 505,100     Applera Corp. - Applied Biosystems Group                  10,859,650
  82,710     Bausch & Lomb, Inc.                                        6,268,591
                                                                  ---------------
                                                                       17,128,241
                                                                  ---------------
             MOVIES/ENTERTAINMENT (2.4%)
 447,600     Warner Music Group Corp.*                                  7,976,232
                                                                  ---------------
             OIL REFINING/MARKETING (1.7%)
  55,028     Valero Energy Corp.                                        5,860,482
                                                                  ---------------
             OILFIELD SERVICES/EQUIPMENT (2.5%)
 114,970     Cooper Cameron Corp.*                                      8,295,086
                                                                  ---------------
             PERSONNEL SERVICES (2.7%)
 198,369     Manpower, Inc.                                             8,938,507
                                                                  ---------------
             PHARMACEUTICALS:
             GENERIC DRUGS (5.3%)
 339,240     Mylan Laboratories, Inc.                                   6,238,624
 336,170     Watson Pharmaceuticals, Inc.*                             11,591,142
                                                                  ---------------
                                                                       17,829,766
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
---------------------------------------------------------------------------------
             PROPERTY - CASUALTY
             INSURERS (2.3%)
 174,250     ACE Ltd. (Cayman Islands)                            $     7,738,443
                                                                  ---------------
             PUBLISHING: BOOKS/
             MAGAZINES (3.3%)
 305,830     Scholastic Corp.*                                         11,153,620
                                                                  ---------------
             REAL ESTATE INVESTMENT
             TRUSTS (2.1%)
 298,100     KRR Financial Corp.                                        6,972,559
                                                                  ---------------
             REGIONAL BANKS (2.4%)
 160,940     Northern Trust Corp.                                       8,021,250
                                                                  ---------------
             RESTAURANTS (2.4%)
 190,550     Outback Steakhouse, Inc.                                   7,928,786
                                                                  ---------------
             SAVINGS BANKS (4.6%)
 505,310     Hudson City Bancorp, Inc.                                  6,316,375
 386,620     Sovereign Bancorp, Inc.                                    9,015,978
                                                                  ---------------
                                                                       15,332,353
                                                                  ---------------
             SPECIALTY INSURANCE (2.9%)
 241,870     PMI Group, Inc. (The)                                      9,786,060
                                                                  ---------------
             SPECIALTY STORES (2.3%)
 262,460     Office Depot, Inc.*                                        7,873,800
                                                                  ---------------
             SPECIALTY TELECOMMUNICATIONS (2.4%)
 225,470     CenturyTel, Inc.                                           8,094,373
                                                                  ---------------
             TOBACCO (1.7%)
 137,950     UST, Inc.                                                  5,871,152
                                                                  ---------------
             TOOLS/HARDWARE (1.8%)
 175,590     Snap-On, Inc.                                              6,233,445
                                                                  ---------------
             WIRELESS TELECOMMUNICATIONS (1.6%)
 122,420     New Skies Satellites Holdings Ltd. (Bermuda)               2,744,656
 111,480     Panamsat Holding Corp.                                     2,677,750
                                                                  ---------------
                                                                        5,422,406
                                                                  ---------------
TOTAL COMMON STOCKS
 (COST $280,406,790)                                                  318,247,184
                                                                  ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                              VALUE
---------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (5.0%)
             REPURCHASE AGREEMENT
$ 16,785     Joint repurchase agreement account 3.575% due
              09/01/05 (dated 08/31/05; proceeds $16,786,667)(a)
              (COST $16,785,000)                                  $    16,785,000
                                                                  ---------------
TOTAL INVESTMENTS
 (COST $297,191,790)(b)                                 99.8%         335,032,184
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                             0.2              541,671
                                                       -----      ---------------
NET ASSETS                                             100.0%     $   335,573,855
                                                       =====      ===============

----------
     *    NON-INCOME PRODUCING SECURITY.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY
          OBLIGATIONS.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $297,451,991. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $42,902,314 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $5,322,121, RESULTING IN NET UNREALIZED APPRECIATION OF $37,580,193.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MID-CAP VALUE FUND
SUMMARY OF INVESTMENTS - AUGUST 31, 2005

                                                        PERCENT OF
INDUSTRY                                   VALUE        NET ASSETS
------------------------------------------------------------------
Pharmaceuticals:
 Generic Drugs                        $    17,829,766          5.3%
Medical Specialties                        17,128,241          5.1
Repurchase Agreement                       16,785,000          5.0
Investment Banks/Brokers                   16,468,495          4.9
Savings Banks                              15,332,353          4.6
Electric Utilities                         14,981,985          4.5
Publishing: Books/
 Magazines                                 11,153,620          3.3
Airlines                                   10,805,450          3.2
Specialty Insurance                         9,786,060          2.9
Food: Meat/Fish/Dairy                       9,319,565          2.8
Advertising/Marketing
 Services                                   9,124,102          2.7
Personnel Services                          8,938,507          2.7
Financial Conglomerates                     8,708,839          2.6
Oilfield Services/Equipment                 8,295,086          2.5
Household/Personal Care                     8,145,965          2.4
Specialty
 Telecommunications                         8,094,373          2.4
Regional Banks                              8,021,250          2.4
Movies/Entertainment                        7,976,232          2.4
Restaurants                                 7,928,786          2.4
Specialty Stores                            7,873,800          2.3
Property - Casualty Insurers          $     7,738,443          2.3%
Discount Stores                             7,291,403          2.2
Aerospace & Defense                         7,259,079          2.2
Engineering & Construction                  7,047,834          2.1
Containers/Packaging                        7,014,158          2.1
Real Estate
 Investment Trusts                          6,972,559          2.1
Integrated Oil                              6,826,541          2.0
Biotechnology                               6,761,442          2.0
Home Furnishings                            6,446,764          1.9
Data Processing Services                    6,289,949          1.9
Electronic Distributors                     6,248,595          1.9
Tools/Hardware                              6,233,445          1.8
Tobacco                                     5,871,152          1.7
Oil Refining/Marketing                      5,860,482          1.7
Building Products                           5,475,773          1.6
Wireless
 Telecommunications                         5,422,406          1.6
Electrical Products                         4,225,748          1.3
Investment Trusts/
 Mutual Funds                               3,348,936          1.0
                                      ---------------   ----------
                                      $   335,032,184         99.8%
                                      ===============   ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MID-CAP VALUE FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2005

ASSETS:
Investments in securities, at value (cost $297,191,790)                            $   335,032,184
Receivable for:
    Investments sold                                                                     2,509,293
    Dividends                                                                              298,788
    Shares of beneficial interest sold                                                     281,477
Prepaid expenses and other assets                                                           20,493
                                                                                   ---------------
    TOTAL ASSETS                                                                       338,142,235
                                                                                   ---------------
LIABILITIES:
Payable for:
    Investments purchased                                                                1,711,381
    Shares of beneficial interest redeemed                                                 467,053
    Investment advisory fee                                                                218,882
    Distribution fee                                                                        61,326
    Administration fee                                                                      24,320
    Transfer agent fee                                                                      10,543
Accrued expenses and other payables                                                         74,875
                                                                                   ---------------
    TOTAL LIABILITIES                                                                    2,568,380
                                                                                   ---------------
    NET ASSETS                                                                     $   335,573,855
                                                                                   ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                    $   251,020,438
Net unrealized appreciation                                                             37,840,394
Accumulated net investment loss                                                             (2,754)
Accumulated undistributed net realized gain                                             46,715,777
                                                                                   ---------------
    NET ASSETS                                                                     $   335,573,855
                                                                                   ===============
CLASS A SHARES:
Net Assets                                                                         $    11,757,144
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                  943,340
    NET ASSET VALUE PER SHARE                                                      $         12.46
                                                                                   ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                $         13.15
                                                                                   ===============
CLASS B SHARES:
Net Assets                                                                         $    56,389,190
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                4,664,160
    NET ASSET VALUE PER SHARE                                                      $         12.09
                                                                                   ===============
CLASS C SHARES:
Net Assets                                                                         $     8,267,529
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                  682,471
    NET ASSET VALUE PER SHARE                                                      $         12.11
                                                                                   ===============
CLASS D SHARES:
Net Assets                                                                         $   259,159,992
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                               20,602,675
    NET ASSET VALUE PER SHARE                                                      $         12.58
                                                                                   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2005

NET INVESTMENT LOSS:
INCOME
Dividends (net of $10,599 foreign withholding tax)                                 $     3,867,862
Interest                                                                                   488,576
                                                                                   ---------------
    TOTAL INCOME                                                                         4,356,438
                                                                                   ---------------
EXPENSES
Investment advisory fee                                                                  2,414,541
Transfer agent fees and expenses                                                           877,540
Distribution fee (Class A shares)                                                           16,121
Distribution fee (Class B shares)                                                          613,034
Distribution fee (Class C shares)                                                           73,849
Administration fee                                                                         221,672
Shareholder reports and notices                                                             95,804
Professional fees                                                                           80,782
Registration fees                                                                           71,519
Custodian fees                                                                              26,175
Trustees' fees and expenses                                                                  3,961
Other                                                                                       24,155
                                                                                   ---------------
    TOTAL EXPENSES                                                                       4,519,153
                                                                                   ---------------
    NET INVESTMENT LOSS                                                                   (162,715)
                                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain                                                                       47,534,536
Net change in unrealized appreciation                                                   21,939,073
                                                                                   ---------------
    NET GAIN                                                                            69,473,609
                                                                                   ---------------
NET INCREASE                                                                       $    69,310,894
                                                                                   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE YEAR       FOR THE YEAR
                                                                                        ENDED             ENDED
                                                                                   AUGUST 31, 2005    AUGUST 31, 2004
                                                                                   ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                                $      (162,715)   $      (418,444)
Net realized gain                                                                       47,534,536         59,481,420
Net change in unrealized appreciation                                                   21,939,073        (31,996,129)
                                                                                   ---------------    ---------------
    NET INCREASE                                                                        69,310,894         27,066,847
                                                                                   ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares                                                                            (390,465)                --
Class B shares                                                                          (6,115,073)                --
Class C shares                                                                            (801,579)                --
Class D shares                                                                         (23,336,428)                --
                                                                                   ---------------    ---------------
    TOTAL DISTRIBUTIONS                                                                (30,643,545)                --
                                                                                   ---------------    ---------------
Net increase (decrease) from transactions in shares of beneficial interest             (12,116,105)         5,687,638
                                                                                   ---------------    ---------------
    NET INCREASE                                                                        26,551,244         32,754,485

NET ASSETS:
Beginning of period                                                                    309,022,611        276,268,126
                                                                                   ---------------    ---------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $2,754
AND $2,421, RESPECTIVELY)                                                          $   335,573,855    $   309,022,611
                                                                                   ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MID-CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Mid-Cap Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is above-average total return. The Fund was organized as a Massachusetts business trust on April 12, 2001 and commenced operations on October 29, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund;
(6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays a advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.72% to the portion of daily net assets not exceeding $1 billion; and 0.65% to the portion of daily net assets exceeding $1 billion.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rate of 0.80% to the net assets of the Fund determined at the close of each business day.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,323,701 at August 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.88%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $164,069 and $1,166, respectively and received $26,176 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2005 aggregated $223,582,836 and $278,828,717, respectively. Included in the aforementioned transactions are purchases and sales of $58,310 and $94,500, respectively, with other Morgan Stanley funds, including a realized gain of $17,476.

For the year ended August 31, 2005, the Fund incurred brokerage commissions of $37,951 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                             FOR THE YEAR       FOR THE YEAR
                                                 ENDED             ENDED
                                            AUGUST 31, 2005    AUGUST 31, 2004
                                            ---------------    ---------------
Ordinary income                             $    23,339,357                 --
Long-term capital gains                           7,304,188                 --
                                            ---------------    ---------------
Total distributions                         $    30,643,545                 --
                                            ===============    ===============

As of August 31, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income               $    13,861,651
Undistributed long-term gains                    33,111,913
                                            ---------------
Net accumulated earnings                         46,973,564
Temporary differences                                  (340)
Net unrealized appreciation                      37,580,193
                                            ---------------
Total accumulated earnings                  $    84,553,417
                                            ===============

As of August 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and accumulated net investment loss was credited $162,382.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                                FOR THE YEAR                          FOR THE YEAR
                                                                    ENDED                                 ENDED
                                                               AUGUST 31, 2005                       AUGUST 31, 2004
                                                     ----------------------------------    ----------------------------------
                                                          SHARES            AMOUNT             SHARES             AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                                         136,417    $     1,614,623            191,872    $     2,117,784
Conversion from Class B                                      634,473          7,169,678                 --                 --
Reinvestment of distributions                                 32,132            369,835                 --                 --
Redeemed                                                    (209,788)        (2,468,177)          (155,519)        (1,682,332)
                                                     ---------------    ---------------    ---------------    ---------------
Net increase -- Class A                                      593,234          6,685,959             36,353            435,452
                                                     ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                                         828,198          9,500,223          1,704,312         18,264,020
Conversion to Class A                                       (652,534)        (7,169,678)                --                 --
Reinvestment of distributions                                490,316          5,506,245                 --                 --
Redeemed                                                  (1,622,191)       (18,509,069)        (1,775,835)       (19,169,149)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                                     (956,211)       (10,672,279)           (71,523)          (905,129)
                                                     ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                                          84,157            964,800            199,107          2,139,241
Reinvestment of distributions                                 67,479            758,458                 --                 --
Redeemed                                                    (216,798)        (2,481,142)          (176,524)        (1,908,368)
                                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class C                           (65,162)          (757,884)            22,583            230,873
                                                     ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                                       3,454,456         40,597,791          6,072,743         66,771,159
Reinvestment of distributions                              1,660,516         19,261,986                 --                 --
Redeemed                                                  (5,690,429)       (67,231,678)        (5,485,609)       (60,844,717)
                                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class D                          (575,457)        (7,371,901)           587,134          5,926,442
                                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in Fund                           (1,003,596)   $   (12,116,105)           574,547    $     5,687,638
                                                     ===============    ===============    ===============    ===============

7. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY MID-CAP VALUE FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                   FOR THE PERIOD
                                                           FOR THE YEAR ENDED AUGUST 31,          OCTOBER 29, 2001*
                                                     ----------------------------------------          THROUGH
                                                        2005           2004           2003         AUGUST 31, 2002
                                                     ----------     ----------     ----------     -----------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    11.08     $    10.11     $     8.19     $           10.00
                                                     ----------     ----------     ----------     -----------------
Income (loss) from investment operations:
  Net investment loss~                                    (0.02)         (0.02)         (0.03)                (0.04)
  Net realized and unrealized gain (loss)                  2.52           0.99           1.95                 (1.76)
                                                     ----------     ----------     ----------     -----------------
Total income (loss) from investment operations             2.50           0.97           1.92                 (1.80)
                                                     ----------     ----------     ----------     -----------------
Less dividends and distributions from:
  Net investment income                                       -              -              -                 (0.01)
  Net realized gain                                       (1.12)             -              -                     -
                                                     ----------     ----------     ----------     -----------------
Total dividends and distributions                         (1.12)             -              -                 (0.01)
                                                     ----------     ----------     ----------     -----------------
Net asset value, end of period                       $    12.46     $    11.08     $    10.11     $            8.19
                                                     ==========     ==========     ==========     =================
TOTAL RETURN+                                             23.55%          9.50%         23.44%               (17.99)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   1.40%          1.40%          1.47%                 1.45%(2)(4)
Net investment loss                                       (0.08)%        (0.14)%        (0.39)%               (0.58)%(2)(4)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   11,757     $    3,878     $    3,173     $           3,053
Portfolio turnover rate                                      72%           151%           165%                  121%(1)

----------
  *  COMMENCEMENT OF OPERATIONS.
  ~ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 1.66% AND (0.79)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                   FOR THE PERIOD
                                                           FOR THE YEAR ENDED AUGUST 31,          OCTOBER 29, 2001*
                                                     ----------------------------------------          THROUGH
                                                        2005           2004           2003         AUGUST 31, 2002
                                                     ----------     ----------     ----------     -----------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    10.85     $     9.98     $     8.15     $           10.00
                                                     ----------     ----------     ----------     -----------------
Income (loss) from investment operations:
  Net investment loss~                                    (0.09)         (0.10)         (0.09)                (0.10)
  Net realized and unrealized gain (loss)                  2.45           0.97           1.92                 (1.75)
                                                     ----------     ----------     ----------     -----------------
Total income (loss) from investment operations             2.36           0.87           1.83                 (1.85)
                                                     ----------     ----------     ----------     -----------------
Less dividends and distributions from:
  Net investment income                                       -              -              -                  0.00++
  Net realized gain                                       (1.12)             -              -                     -
                                                     ----------     ----------     ----------     -----------------
Total dividends and distributions                         (1.12)             -              -                  0.00
                                                     ----------     ----------     ----------     -----------------
Net asset value, end of period                       $    12.09     $    10.85     $     9.98     $            8.15
                                                     ==========     ==========     ==========     =================
TOTAL RETURN+                                             22.58%          8.72%         22.45%               (18.47)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   2.16%          2.16%          2.24%                 2.20%(2)(4)
Net investment loss                                       (0.84)%        (0.90)%        (1.16)%               (1.33)%(2)(4)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   56,389     $   60,987     $   56,823     $          53,948
Portfolio turnover rate                                      72%           151%           165%                  121%(1)

----------
  *  COMMENCEMENT OF OPERATIONS.
  ~ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 ++  LESS THAN $0.005 PER SHARE.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 2.41% AND (1.54)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                   FOR THE PERIOD
                                                           FOR THE YEAR ENDED AUGUST 31,          OCTOBER 29, 2001*
                                                     ----------------------------------------          THROUGH
                                                        2005           2004           2003         AUGUST 31, 2002
                                                     ----------     ----------     ----------     -----------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    10.86     $     9.98     $     8.15     $           10.00
                                                     ----------     ----------     ----------     -----------------
Income (loss) from investment operations:
  Net investment loss~                                    (0.08)         (0.09)         (0.09)                (0.10)
  Net realized and unrealized gain (loss)                  2.45           0.97           1.92                 (1.75)
                                                     ----------     ----------     ----------     -----------------
Total income (loss) from investment operations             2.37           0.88           1.83                 (1.85)
                                                     ----------     ----------     ----------     -----------------
Less dividends and distributions from:
  Net investment income                                       -              -              -                  0.00++
  Net realized gain                                       (1.12)             -              -                     -
                                                     ----------     ----------     ----------     -----------------
Total dividends and distributions                         (1.12)             -              -                  0.00
                                                     ----------     ----------     ----------     -----------------
Net asset value, end of period                       $    12.11     $    10.86     $     9.98     $            8.15
                                                     ==========     ==========     ==========     =================
TOTAL RETURN+                                             22.66%          8.82%         22.45%               (18.48)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   2.04%          2.08%          2.24%                 2.20%(2)(4)
Net investment loss                                       (0.72)%        (0.82)%        (1.16)%               (1.33)%(2)(4)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    8,268     $    8,119     $    7,238     $           6,354
Portfolio turnover rate                                      72%           151%           165%                  121%(1)

----------
  *  COMMENCEMENT OF OPERATIONS.
  ~ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 ++  LESS THAN $0.005 PER SHARE.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 2.41% AND (1.54)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                   FOR THE PERIOD
                                                           FOR THE YEAR ENDED AUGUST 31,          OCTOBER 29, 2001*
                                                     ----------------------------------------          THROUGH
                                                        2005           2004           2003         AUGUST 31, 2002
                                                     ----------     ----------     ----------     -----------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    11.15     $    10.15     $     8.21     $           10.00
                                                     ----------     ----------     ----------     -----------------
Income (loss) from investment operations:
  Net investment income (loss)~                            0.02           0.01          (0.01)                (0.04)
  Net realized and unrealized gain (loss)                  2.53           0.99           1.95                 (1.73)
                                                     ----------     ----------     ----------     -----------------
Total income (loss) from investment operations             2.55           1.00           1.94                 (1.77)
                                                     ----------     ----------     ----------     -----------------
Less dividends and distributions from:
  Net investment income                                      -               -              -                 (0.02)
  Net realized gain                                       (1.12)             -              -                     -
                                                     ----------     ----------     ----------     -----------------
Total dividends and distributions                         (1.12)             -              -                 (0.02)
                                                     ----------     ----------     ----------     -----------------
Net asset value, end of period                       $    12.58     $    11.15     $    10.15     $            8.21
                                                     ==========     ==========     ==========     =================
TOTAL RETURN+                                             23.87%          9.75%         23.63%               (17.76)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   1.16%          1.16%          1.24%                 1.20%(2)(4)
Net investment income (loss)                               0.16%          0.10%         (0.16)%               (0.33)%(2)(4)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $  259,160     $  236,039     $  209,035     $          95,150
Portfolio turnover rate                                      72%           151%           165%                  121%(1)

----------
  *  COMMENCEMENT OF OPERATIONS.
  ~ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE MONTH.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 1.41% AND (0.54)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MID-CAP VALUE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY MID-CAP VALUE FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Mid-Cap Value Fund (the "Fund"), including the portfolio of investments, as of August 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Mid-Cap Value Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 17, 2005

MORGAN STANLEY MID-CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                        TERM OF                                                   IN FUND
                         POSITION(S)  OFFICE AND                                                  COMPLEX
NAME, AGE AND ADDRESS OF  HELD WITH    LENGTH OF                                                  OVERSEEN     OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE    REGISTRANT  TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY TRUSTEE***    HELD BY TRUSTEE
------------------------ ----------- ------------ --------------------------------------------- ------------- --------------------
Michael Bozic (64)       Trustee     Since        Private Investor; Director or Trustee of the  197           Director of various
c/o Kramer Levin                     April 1994   Retail Funds (since April 1994) and the                     business
Naftalis & Frankel LLP                            Institutional Funds (since July 2003);                      organizations.
Counsel to the                                    formerly Vice Chairman of Kmart Corporation
Independent Trustees                              (December 1998-October 2000), Chairman and
1177 Avenue of the                                Chief Executive Officer of Levitz Furniture
Americas                                          Corporation (November 1995-November 1998) and
New York, NY 10036                                President and Chief Executive Officer of
                                                  Hills Department Stores (May 1991-July 1995);
                                                  formerly variously Chairman, Chief Executive
                                                  Officer, President and Chief Operating
                                                  Officer (1987-1991) of the Sears Merchandise
                                                  Group of Sears, Roebuck & Co.

Edwin J. Garn (72)       Trustee     Since        Consultant; Director or Trustee of the Retail 197           Director of Franklin
1031 N. Chartwell Court              January 1993 Funds (since January 1993) and the                          Covey (time
Salt Lake City, UT 84103                          Institutional Funds (since July 2003); member               management systems),
                                                  of the Utah Regional Advisory Board of                      BMW Bank of North
                                                  Pacific Corp. (utility company); formerly                   America, Inc.
                                                  Managing Director of Summit Ventures LLC                    (industrial loan
                                                  (lobbying and consulting firm) (2000-2004);                 corporation), Escrow
                                                  United States Senator (R-Utah) (1974-1992)                  Bank USA (industrial
                                                  and Chairman, Senate Banking Committee                      loan corporation),
                                                  (1980-1986), Mayor of Salt Lake City, Utah                  United Space
                                                  (1971-1974), Astronaut, Space Shuttle                       Alliance (joint
                                                  Discovery (April 12-19, 1985), and Vice                     venture between
                                                  Chairman, Huntsman Corporation (chemical                    Lockheed Martin and
                                                  company).                                                   the Boeing Company)
                                                                                                              and Nuskin Asia
                                                                                                              Pacific (multilevel
                                                                                                              marketing); member
                                                                                                              of the board of
                                                                                                              various civic and
                                                                                                              charitable
                                                                                                              organizations.

Wayne E. Hedien (71)     Trustee     Since        Retired; Director or Trustee of the Retail    197           Director of The PMI
c/o Kramer Levin                     September    Funds (since September 1997) and the                        Group Inc. (private
Naftalis & Frankel LLP               1997         Institutional Funds (since July 2003);                      mortgage insurance);
Counsel to the                                    formerly associated with the Allstate                       Trustee and Vice
Independent Trustees                              Companies (1966-1994), most recently as                     Chairman of The
1177 Avenue of the                                Chairman of The Allstate Corporation (March                 Field Museum of
Americas                                          1993-December 1994) and Chairman and Chief                  Natural History;
New York, NY 10036                                Executive Officer of its wholly-owned                       director of various
                                                  subsidiary, Allstate Insurance Company (July                other business and
                                                  1989-December 1994).                                        charitable
                                                                                                              organizations.

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                        TERM OF                                                   IN FUND
                         POSITION(S)  OFFICE AND                                                  COMPLEX
NAME, AGE AND ADDRESS OF  HELD WITH    LENGTH OF                                                  OVERSEEN     OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE    REGISTRANT  TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY TRUSTEE***    HELD BY TRUSTEE
------------------------ ----------- ------------ --------------------------------------------- ------------- --------------------
Dr. Manuel H. Johnson    Trustee     Since        Senior Partner, Johnson Smick International,  197           Director of NVR,
(56)                                 July 1991    Inc., a consulting firm; Chairman of the                    Inc. (home
c/o Johnson Smick                                 Audit Committee and Director or Trustee of                  construction);
Group, Inc.                                       the Retail Funds (since July 1991) and the                  Director of KFX
888 16th Street, NW                               Institutional Funds (since July 2003);                      Energy; Director of
Suite 740                                         Co-Chairman and a founder of the Group of                   RBS Greenwich
Washington, D.C. 20006                            Seven Council (G7C), an international                       Capital Holdings
                                                  economic commission; formerly Vice Chairman                 (financial holding
                                                  of the Board of Governors of the Federal                    company).
                                                  Reserve System and Assistant Secretary of the
                                                  U.S. Treasury.

Joseph J. Kearns (63)    Trustee     Since        President, Kearns & Associates LLC            198           Director of Electro
c/o Kearns & Associates              July 2003    (investment consulting); Deputy Chairman of                 Rent Corporation
LLC                                               the Audit Committee and Director or Trustee                 (equipment leasing),
PMB754                                            of the Retail Funds (since July 2003) and the               The Ford Family
23852 Pacific Coast                               Institutional Funds (since August 1994);                    Foundation, and the
Highway                                           previously Chairman of the Audit Committee of               UCLA Foundation.
Malibu, CA 90265                                  the Institutional Funds (October 2001-July
                                                  2003); formerly CFO of the J. Paul Getty
                                                  Trust.

Michael E. Nugent (69)   Trustee     Since        General Partner of Triumph Capital, L.P., a   197           Director of various
c/o Triumph Capital,                 July 1991    private investment partnership; Chairman of                 business
L.P.                                              the Insurance Committee and Director or                     organizations.
445 Park Avenue                                   Trustee of the Retail Funds (since July 1991)
New York, NY 10022                                and the Institutional Funds (since July
                                                  2001); formerly Vice President, Bankers Trust
                                                  Company and BT Capital Corporation
                                                  (1984-1988).

Fergus Reid (73)         Trustee     Since        Chairman of Lumelite Plastics Corporation;    198           Trustee and Director
c/o Lumelite Plastics                July 2003    Chairman of the Governance Committee and                    of certain
Corporation                                       Director or Trustee of the Retail Funds                     investment companies
85 Charles Colman Blvd.                           (since July 2003) and the Institutional Funds               in the JPMorgan
Pawling, NY 12564                                 (since June 1992).                                          Funds complex
                                                                                                              managed by J.P.
                                                                                                              Morgan Investment
                                                                                                              Management Inc.

INTERESTED TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                        TERM OF                                                   IN FUND
                         POSITION(S)  OFFICE AND                                                  COMPLEX
NAME, AGE AND ADDRESS OF  HELD WITH    LENGTH OF                                                  OVERSEEN     OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE    REGISTRANT  TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY TRUSTEE***    HELD BY TRUSTEE
------------------------ ----------- ------------ --------------------------------------------- ------------- --------------------
Charles A. Fiumefreddo   Chairman of Since        Chairman and Director or Trustee of the       197           None.
(72)                     the Board   July 1991    Retail Funds (since July 1991) and the
c/o Morgan Stanley Trust and Trustee              Institutional Funds (since July 2003);
Harborside Financial                              formerly Chief Executive Officer of the
Center,                                           Retail Funds (until September 2002).
Plaza Two,
Jersey City, NJ 07311

James F. Higgins (57)    Trustee     Since        Director or Trustee of the Retail Funds       197           Director of AXA
c/o Morgan Stanley Trust             June 2000    (since June 2000) and the Institutional Funds               Financial, Inc. and
Harborside Financial                              (since July 2003); Senior Advisor of Morgan                 The Equitable Life
Center,                                           Stanley (since August 2000); Director of the                Assurance Society of
Plaza Two,                                        Distributor and Dean Witter Realty Inc.;                    the United States
Jersey City, NJ 07311                             previously President and Chief Operating                    (financial
                                                  Officer of the Private Client Group of Morgan               services).
                                                  Stanley (May 1999-August 2000), and
                                                  President and Chief Operating Officer of
                                                  Individual Securities of Morgan Stanley
                                                  (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                     TERM OF
                                  POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF        HELD WITH        LENGTH OF
      EXECUTIVE OFFICER           REGISTRANT      TIME SERVED*                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------ ----------------- ---------------- ------------------------------------------------------------------
Ronald E. Robison (66)         President and     Since May 2003   President (since September 2005) and Principal Executive Officer
1221 Avenue of the Americas    Principal                          of funds in the Fund Complex (since May 2003); Managing Director
New York, NY 10020             Executive                          of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing
                               Officer                            Director and Director of Morgan Stanley Investment Management
                                                                  Inc., Morgan Stanley Distribution Inc. and Morgan Stanley
                                                                  Distributors Inc.; Managing Director, Chief Administrative
                                                                  Officer and Director of Morgan Stanley Investment Advisors Inc.
                                                                  and Morgan Stanley Services Company Inc.; Chief Executive Officer
                                                                  and Director of Morgan Stanley Trust; Director of Morgan Stanley
                                                                  SICAV (since May 2004); President (since September 2005) and
                                                                  Principal Executive Officer (since May 2003) of the Van Kampen
                                                                  Funds; previously, Executive Vice President (July 2003-September
                                                                  2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional
                                                                  Funds (March 2001-July 2003), Chief Global Operations Officer of
                                                                  Morgan Stanley Investment Management Inc. and Chief Executive
                                                                  Officer and Chairman of Van Kampen Investor Services.

Joseph J. McAlinden (62)       Vice President    Since July 1995  Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas                                       Adviser and Morgan Stanley Investment Management Inc.; Chief
New York, NY 10020                                                Investment Officer of the Van Kampen Funds; Vice President of the
                                                                  Institutional Funds (since July 2003) and the Retail Funds (since
                                                                  July 1995).

Barry Fink (50)                Vice President    Since            General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas                      February 1997    December 2000) of Morgan Stanley Investment Management; Managing
New York, NY 10020                                                Director (since December 2000), Secretary (since February 1997)
                                                                  and Director of the Investment Adviser and the Administrator;
                                                                  Vice President of the Retail Funds; Assistant Secretary of Morgan
                                                                  Stanley DW; Vice President of the Institutional Funds (since July
                                                                  2003); Managing Director, Secretary and Director of the
                                                                  Distributor; previously Secretary (February 1997-July 2003) and
                                                                  General Counsel (February 1997-April 2004) of the Retail Funds;
                                                                  Vice President and Assistant General Counsel of the Investment
                                                                  Adviser and the Administrator (February 1997-December 2001).

Amy R. Doberman (43)           Vice President    Since July 2004  Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                       Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                Management Inc. and the Investment Adviser, Vice President of the
                                                                  Institutional and Retail Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); previously, Managing
                                                                  Director and General Counsel - Americas, UBS Global Asset
                                                                  Management (July 2000-July 2004) and General Counsel, Aeltus
                                                                  Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (41)              Chief             Since October    Executive Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas    Compliance        2004             Stanley Investment Management (since October 2004); Executive
New York, NY 10020             Officer                            Director of the Investment Adviser and Morgan Stanley Investment
                                                                  Management Inc.; formerly Assistant Secretary and Assistant
                                                                  General Counsel of the Morgan Stanley Retail Funds.

                                                     TERM OF
                                  POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF        HELD WITH        LENGTH OF
      EXECUTIVE OFFICER           REGISTRANT      TIME SERVED*                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------ ----------------- ---------------- ------------------------------------------------------------------
Stefanie V. Chang (38)         Vice President    Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                       Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                                Vice President of the Institutional Funds (since December 1997)
                                                                  and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance
                                                                  US LLP).

Francis J. Smith (40)          Treasurer and     Treasurer since  Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust       Chief Financial   July 2003 and    Administration (since December 2001); previously, Vice President
Harborside Financial Center,   Officer           Chief Financial  of the Retail Funds (September 2002-July 2003); Vice President of
Plaza Two,                                       Officer since    the Investment Adviser and the Administrator (August
Jersey City, NJ 07311                            September 2002   2000-November 2001) and Senior Manager at PricewaterhouseCoopers
                                                                  LLP (January 1998-August 2000).

Thomas F. Caloia (59)          Vice President    Since July 2003  Executive Director (since December 2002) and Assistant Treasurer
c/o Morgan Stanley Trust                                          of the Investment Adviser, the Distributor and the Administrator;
Harborside Financial Center,                                      previously Treasurer of the Retail Funds (April 1989-July 2003);
Plaza Two,                                                        formerly First Vice President of the Investment Adviser, the
Jersey City, NJ 07311                                             Distributor and the Administrator.

Mary E. Mullin (38)            Secretary         Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                       Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                                Secretary of the Institutional Funds (since June 1999) and the
                                                                  Retail Funds (since July 2003); formerly practiced law with the
                                                                  New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                                  Slate, Meagher & Flom LLP.

----------
   * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN
     OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                      2005 FEDERAL TAX NOTICE (UNAUDITED)

          During the fiscal year ended August 31, 2005, the Fund paid to its shareholders $0.27 per share from long-term capital gains. For such period, 15.18% of the ordinary dividends paid qualified for the dividends received deduction available to corporations.

          Additionally, please note that 15.79% of the Fund's ordinary dividends paid during the fiscal year ended August 31, 2005 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

39917RPT-RA05-00838P-Y08/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                              MID-CAP VALUE FUND

                                                                   ANNUAL REPORT
                                                                 AUGUST 31, 2005

[MORGAN STANLEY LOGO]

Item 2.   Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.   Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.   Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

          2005

                                            REGISTRANT      COVERED ENTITIES(1)
             AUDIT FEES                     $   35,590                      N/A

             NON-AUDIT FEES
                  AUDIT-RELATED FEES        $      540 (2)  $                   (2)
                  TAX FEES                  $    5,481 (3)  $                   (4)
                  ALL OTHER FEES            $        -      $                 -
             TOTAL NON-AUDIT FEES           $    6,021      $

             TOTAL                          $   41,611      $

          2004

                                            REGISTRANT      COVERED ENTITIES(1)
             AUDIT FEES                     $   34,615                      N/A

             NON-AUDIT FEES
                 AUDIT-RELATED FEES         $      452 (2)  $         5,067,400 (2)
                 TAX FEES                   $    4,889 (3)  $           545,053 (4)
                 ALL OTHER FEES             $        -      $                 - (5)
             TOTAL NON-AUDIT FEES           $    5,341      $         5,612,453

             TOTAL                          $   39,956      $         5,612,453

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

        MORGAN STANLEY RETAIL FUNDS
        Morgan Stanley Investment Advisors Inc.
        Morgan Stanley & Co. Incorporated
        Morgan Stanley DW Inc.
        Morgan Stanley Investment Management Inc.
        Morgan Stanley Investment Management Limited
        Morgan Stanley Investment Management Private Limited
        Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
        Van Kampen Asset Management
        Morgan Stanley Services Company, Inc.
        Morgan Stanley Distributors Inc.
        Morgan Stanley Trust FSB

        MORGAN STANLEY INSTITUTIONAL FUNDS
        Morgan Stanley Investment Management Inc.
        Morgan Stanley Investment Advisors Inc.
        Morgan Stanley Investment Management Limited
        Morgan Stanley Investment Management Private Limited
        Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
        Morgan Stanley & Co. Incorporated
        Morgan Stanley Distribution, Inc.
        Morgan Stanley AIP GP LP
        Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2005